Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,036,200
Previously Paid Amount	0.00
Total Fee Amount	5,823.34
Total Offset Amount	0.00
Net Fee	5,823.34
Narrative - Max Aggregate Offering Price	$ 38,036,200
Final Prospectus	true